Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	16,557.02
Total Transaction Valuation	119,891,507.90
Total Offset Amount	0.00
Net Fee	$ 16,557.02
Offering Table N/A
Offset Table N/A	N/A